Acquired Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2011
Acquired Intangible Assets and Goodwill [Abstract]
Acquired Intangible Assets and Goodwill
(6)	Acquired Intangible Assets and Goodwill

The intangible assets result from the excess of purchase price over the applicable book value of the net assets acquired of 50% owned subsidiaries in 2005:

Amortizable intangible assets:

	September 30,	September 30,
	In Thousands
	2011	2010

Premium on purchased deposits	$2,787	2,787

Accumulated amortization	2,675	2,279

	$112	508

	September 30,	September 30,	September 30,
	For the Year Ended December 31,
	2011	2010	2009

Amortization expense	$396	396	396

Estimated amortization expense:

September 30,
For the Year Ended

2012	$112

The premium on purchased deposits is being amortized on a straight-line basis over 7 years.

	September 30,	September 30,
	In Thousands
	2011	2010
Goodwill:
Balance at January 1,	$4,805	4,805
Goodwill acquired during year	—	—
Impairment loss	—	—

Balance at December 31,	$4,805	4,805